Long-term Debt (Tables)	12 Months Ended
Jun. 28, 2020
Debt Disclosure [Abstract]
Schedule of Liability and Equity Components of Long-term Debt
The net carrying amount of the liability component of the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Principal	$999.8	$575.0
Unamortized discount and issuance costs	(216.0)	(105.9)
Net carrying amount	$783.8	$469.1
The net carrying amount of the equity component of the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Discount related to value of conversion options	$262.3	$113.3
Partial extinguishment of 2023 Notes	(27.7)	—
Debt issuance costs	(6.3)	(2.7)
Net carrying amount	$228.3	$110.6

Schedule of Interest Expense
The interest expense recognized related to the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Interest expense	$6.8	$4.3
Amortization of discount and issuance costs	26.2	18.3
Total interest expense	$33.0	$22.6